Note 7 - Loans Receivable, Net and Allowance for Loan Losses - Composition of Net Loans Receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Loans	$ 249,767	$ 219,730
Deferred loan fees and costs	(844)	(867)
Allowance for loan losses	(2,231)	(1,965)	$ (1,812)
Net Loans	246,692	216,898
Real Estate Portfolio Segment [Member]
Loans	204,000	196,095
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Owner Occupied Loans [Member]
Loans	6,298	6,603
Allowance for loan losses	(52)	(51)	(48)
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Non-owner Occupied Loans [Member]
Loans	39,897	47,361
Allowance for loan losses	(351)	(435)	(540)
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Loans [Member]
Loans	46,195	53,964
Real Estate Portfolio Segment [Member] | Multi-family (Five Or More) Residential Loans [Member]
Loans	22,233	23,967
Allowance for loan losses	(145)	(156)	(152)
Real Estate Portfolio Segment [Member] | Commercial Real Estate Loans [Member]
Loans	119,323	103,819
Real Estate Portfolio Segment [Member] | Construction Loans [Member]
Loans	12,523	9,998
Allowance for loan losses	(250)	(175)	(136)
Real Estate Portfolio Segment [Member] | Home Equity Loan [Member]
Loans	3,726	4,347
Allowance for loan losses	(19)	(21)	$ (27)
Commercial Portfolio Segment [Member]
Loans	45,745	23,616
Consumer Portfolio Segment [Member]
Loans	$ 22	$ 19